Note 5 - Credit Assets, Net of Allowance for Credit Losses	9 Months Ended
Jul. 31, 2026
Statement Line Items [Line Items]
Disclosure of loans and advances to customers [text block]

5.         Credit assets, net of allowance for credit losses:

VersaBank organizes its Credit Asset portfolios into the following two broad asset categories: Structured Receivable Program (previously referred to as “Receivable Purchase Program”) and Multi-Family Residential Loans and Other. These categories have been established in VersaBank’s proprietary, internally developed asset management system and have been designed to catalogue individual lending assets as a function primarily of their key risk drivers, the nature of the underlying collateral, and the applicable market segment.

The Structured Receivable Program (“SRP”) category is composed of investments in the expected cash flow streams derived primarily from consumer and small business loans and leases that are originated and owned throughout their lifetime by VersaBank’s SRP partners, as well as asset-backed securities that have similar underlying assets as those held in the SRP portfolio.

The Multi-Family Residential Loans and Other (“MROL”) category is composed of two major sub-segments: Multi-Family Residential Loans, which consist of CMHC-insured (zero-risk weighted for regulatory capital purposes) loans and uninsured loans to real estate developers to finance the construction phase of development of multi-family, student residence, condominium and retirement home properties, as well as term and bridge loans to real estate developers secured by completed aforementioned properties and units. It also includes public sector and infrastructure loans and leases. The majority of these loans are business-to-business loans with the underlying credit risk exposure being primarily residential in nature, given that the vast majority of the loans are related to properties that are designated primarily for residential use. The portfolio benefits from diversity in its underlying security in the form of a broad range of such collateral properties.

Summary of credit assets, net of allowance for credit losses:

(thousands of Canadian dollars)
	July 31	October 31	July 31
	2026	2025	2025

Structured receivable program	$5,207,241	$4,043,007	$3,720,442
Multi-family residential loans and other	934,191	1,007,232	1,041,076
	6,141,432	5,050,239	4,761,518

Allowance for credit losses	(8,114)	(7,279)	(6,037)
Accrued interest	28,224	23,418	22,835

Total credit assets, net of allowance for credit losses	$6,161,542	$5,066,378	$4,778,316

The following table provides a summary of credit asset amounts, ECL allowance amounts, and expected loss (“EL”) rates by credit asset category:

	As at July 31, 2026
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total
Structured receivable program	$5,177,081	$23,559	$6,601	$5,207,241
ECL allowance	2,868	14	3,799	6,681
EL %	0.06%	0.06%	57.55%	0.13%
Multi-family residential loans and other	$677,944	$248,148	$8,099	$934,191
ECL allowance	1,143	290	-	1,433
EL %	0.17%	0.12%	0.00%	0.15%
Total credit assets	$5,855,025	$271,707	$14,700	$6,141,432
Total ECL allowance	4,011	304	3,799	8,114
Total EL %	0.07%	0.11%	25.84%	0.13%

	As at October 31, 2025
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total
Structured receivable program	$4,017,931	$17,516	$7,560	$4,043,007
ECL allowance	3,187	72	2,172	5,431
EL %	0.08%	0.41%	28.73%	0.13%
Multi-family residential loans and other	$854,692	$113,227	$39,313	$1,007,232
ECL allowance	1,493	354	1	1,848
EL %	0.17%	0.31%	0.00%	0.18%
Total credit assets	$4,872,623	$130,743	$46,873	$5,050,239
Total ECL allowance	4,679	426	2,174	7,279
Total EL %	0.10%	0.33%	4.64%	0.14%

The Bank’s maximum exposure to credit risk is the carrying value of its financial assets. The Bank holds security against the majority of its credit assets in the form of mortgage interests over property, other registered securities over assets, guarantees and/or cash reserves related to investments in receivables included in the SRP portfolio (see note 8).

Allowance for credit losses

The Bank must maintain an allowance for expected credit losses that is adequate, in management’s opinion, to absorb all credit related losses in the Bank’s lending and treasury portfolios. The expected credit loss methodology requires recognition of credit losses based on 12 months of expected losses for performing credit assets, which is reflected in the Bank’s Stage 1 grouping. The Bank recognizes lifetime expected losses on credit assets that have experienced a significant increase in credit risk since its origination, which is reflected in the Bank’s Stage 2 grouping. Impaired credit assets require recognition of lifetime losses and are reflected in Stage 3 grouping.

Forward-looking Information

The Bank has sourced credit risk modeling systems and forecast macroeconomic scenario data from Moody’s Analytics, a third-party service provider for the purpose of computing forward-looking credit risk parameters under multiple macroeconomic scenarios that consider both market-wide and idiosyncratic factors and influences. The macroeconomic indicator data utilized by the Bank for the purpose of sensitizing probability of default and loss given default term structure data to forward economic conditions include, but are not limited to: real GDP, the national unemployment rate, long term interest rates, the consumer price index, the S&P/TSX Index and the price of oil. These specific macroeconomic indicators were selected in an attempt to ensure that the spectrum of fundamental macroeconomic influences on the key drivers of the credit risk profile of the Bank’s assets, including: corporate, consumer and real estate market dynamics; corporate, consumer and SME borrower performance; geography; as well as collateral value volatility, are appropriately captured and incorporated into the Bank’s forward macroeconomic sensitivity analysis.

Canada’s economy is expected to improve through the second half of 2026. Recent data suggests that the economy is beginning to recover from a weak start to the year, with modest improvement expected as temporary factors unwind. However, trade uncertainty, tariff-sensitive sectors, soft business investment, and slower population growth continue to restrain momentum. The outlook remains modest for the balance of 2026, with gradual improvement expected as businesses adapt and uncertainty around the Canada-United States-Mexico Agreement review eases. Inflation is expected to remain elevated in the near term before easing gradually. Headline inflation continues to reflect higher energy prices and gasoline-related pressures, while inflation excluding gasoline and core measures remains more contained. The Bank of Canada is expected to maintain a cautious policy stance through the balance of 2026, with persistent inflation risks limiting the scope for rate adjustments. The housing market is expected to remain a headwind to the economy through fiscal 2026. Housing activity has been weaker than expected, with slower population growth, affordability pressures, uncertainty, and still-elevated borrowing costs limiting demand. House prices are expected to face continued downward pressure in 2026 before stabilizing gradually, while residential construction activities are expected to slow as developers contend with high costs, weaker demand, and elevated inventories. Mortgage resets and rising credit stress continue to pressure some households, keeping activity subdued into 2027.

Management developed ECL estimates using credit risk parameter term structure forecasts sensitized to individual baseline, upside and downside forecast macroeconomic scenarios, each weighted at 100%, and subsequently computed the variance of each to the Bank’s reported ECL as at July 31, 2026 in order to assess the alignment of the Bank’s reported ECL with the Bank’s credit risk profile, and further, to assess the scope, depth and ultimate effectiveness of the credit risk mitigation strategies that the Bank has applied to its lending portfolios (see Expected Credit Loss Sensitivity below).

Expected credit loss sensitivity:

The following table presents the sensitivity of the Bank’s estimated ECL to a range of individual macroeconomic scenarios, that in isolation may not reflect the Bank’s actual expected ECL exposure, as well as the variance of each to the Bank’s reported ECL as at July 31, 2026:

(thousands of Canadian dollars)
	Reported	100%	100%	100%
	ECL	Upside	Baseline	Downside
Allowance for expected credit losses	$8,114	$7,553	$8,019	$8,875
Provision (recovery) from reported ECL		(561)	(95)	761
Variance from reported ECL (%)		(7%)	(1%)	9%

The following table provides a reconciliation of the Bank’s ECL allowance by lending asset category for the three months ended July 31, 2026:

(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Structured receivable program
Balance at beginning of period	$3,243	$64	$3,392	$6,699
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(375)	(50)	407	(18)
Credit asset originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	(375)	(50)	407	(18)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$2,868	$14	$3,799	$6,681

Multi-family residential loans and other
Balance at beginning of period	$1,361	$281	$1	$1,643
Transfer in (out) to Stage 1	(59)	59	-	-
Transfer in (out) to Stage 2	21	(21)	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(213)	(68)	(1)	(282)
Credit asset originations	74	51	-	125
Derecognitions and maturities	(43)	(12)	-	(55)
Provision for (recovery of) credit losses	(220)	9	(1)	(212)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Foreign currency impact	2	-	-	2
Balance at end of period	$1,143	$290	$-	$1,433

Total balance at end of period	$4,011	$304	$3,799	$8,114

The following table provides a reconciliation of the Bank’s ECL allowance by lending asset category for the three months ended July 31, 2025:

(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Structured receivable program
Balance at beginning of period	$2,360	$611	$29	$3,000
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	336	(529)	1,174	981
Credit asset originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	336	(529)	1,174	981
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$2,696	$82	$1,203	$3,981

Multi-family residential loans and other
Balance at beginning of period	$1,400	$557	$1	$1,958
Transfer in (out) to Stage 1	(236)	236	-	-
Transfer in (out) to Stage 2	234	(234)	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	15	435	-	450
Credit asset originations	501	-	-	501
Derecognitions and maturities	(77)	(675)	-	(752)
Provision for (recovery of) credit losses	438	(238)	-	200
Write-offs	(102)	-	-	(102)
Recoveries	-	-	-	-
Foreign currency impact	4	(3)	-	1
Balance at end of period	$1,738	$317	$1	$2,056

Total balance at end of period	$4,434	$399	$1,204	$6,037

The following table provides a reconciliation of the Bank’s ECL allowance by lending asset category for the nine months ended July 31, 2026:

(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Structured receivable program
Balance at beginning of period	$3,187	$72	$2,172	$5,431
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(319)	(58)	1,627	1,250
Credit asset originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	(319)	(58)	1,627	1,250
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$2,868	$14	$3,799	$6,681

Multi-family residential loans and other
Balance at beginning of period	$1,493	$354	$2	$1,848
Transfer in (out) to Stage 1	(206)	206	-	-
Transfer in (out) to Stage 2	165	(165)	-	-
Transfer in (out) to Stage 3	1	-	(1)	-
Net remeasurement of loss allowance	(419)	(35)	(1)	(455)
Credit asset originations	278	126	-	404
Derecognitions and maturities	(107)	(193)	-	(300)
Provision for (recovery of) credit losses	(288)	(62)	(2)	(351)
Write-offs	(56)	-	-	(56)
Recoveries	-	-	-	-
Foreign currency impact	(6)	(2)	-	(8)
Balance at end of period	$1,143	$290	$-	$1,433

Total balance at end of period	$4,011	$304	$3,799	$8,114

The following table provides a reconciliation of the Bank’s ECL allowance by lending asset category for the nine months ended July 31, 2025:

(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Structured receivable program
Balance at beginning of period	$783	$-	$-	$783
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	1,913	82	1,203	3,198
Credit asset originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	1,913	82	1,203	3,198
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$2,696	$82	$1,203	$3,981

Multi-family residential loans and other
Balance at beginning of period	$2,213	$306	$1	$2,520
Transfer in (out) to Stage 1	(633)	633	-	-
Transfer in (out) to Stage 2	380	(380)	-	-
Transfer in (out) to Stage 3	-	(43)	43	-
Net remeasurement of loss allowance	(322)	530	(43)	165
Credit asset originations	541	(29)	-	512
Derecognitions and maturities	(91)	(691)	-	(782)
Provision for (recovery of) credit losses	(124)	20	-	(104)
Write-offs	(361)	-	-	(361)
Recoveries	-	-	-	-
Foreign currency impact	12	(10)	-	2
Balance at end of period	$1,738	$317	$1	$2,056

Total balance at end of period	$4,434	$399	$1,204	$6,037

Credit quality:

The Bank assigns a risk rating to each credit asset comprising its credit asset portfolios. A risk rating is assigned or updated as a function of each new credit application, annual review or an amendment to a facility. The Bank updates client risk ratings to reflect any significant deterioration or improvement in credit quality. The risk rating considers the credit risk attributes of the credit asset, structure, individual client circumstances as well as local, regional and global macroeconomic and market conditions.

The Bank aggregates its risk rating assignments into the following three broad categories:

i) Satisfactory – The client and credit asset valuation are of acceptable credit quality.

ii) Watchlist – The client or the credit asset valuation exhibits potential credit weakness or a downward trend which, if not mitigated, will potentially weaken the Bank’s position. The credit asset requires close supervision.

iii) Classified – The collection of the minimum scheduled payments and/or the full repayment of the credit asset is uncertain.

As of July 31, 2026, 97% ( October 31, 2025 – 97%) of the Bank’s credit assets were categorized Satisfactory. There was no material change in the Bank’s processes for managing credit risk during the current quarter.